CONSOLIDATED BALANCE SHEETS (FY) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Apr. 30, 2022	Apr. 29, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 2,569,000	$ 3,546,000						$ 2,227,000
Accounts receivable, net	3,168,000	2,889,000						3,045,000
Contract assets	323,000	333,000						364,000
Prepaid expenses and other current assets	1,026,000	1,505,000						927,000
Total current assets	7,086,000	8,273,000						6,563,000
Operating lease asset	627,000	750,000
Property and equipment, net	318,000	375,000						480,000
Convertible note receivable	262,000	259,000			$ 250,000	$ 250,000		0
Total assets	8,293,000	9,657,000						7,043,000
Current liabilities:
Accounts payable	1,820,000	1,056,000						215,000
Accrued expense and other current liabilities	2,169,000	2,554,000						1,919,000
Current maturities of long-term debt	5,654,000	5,451,000	$ 4,999,000	$ 0				0
Deferred revenue	263,000	291,000						450,000	$ 560,000
Operating lease liability - current	422,000	465,000
Total current liabilities	11,770,000	9,817,000						2,584,000
Notes payable	1,414,000	2,814,000	4,308,000	9,151,000				0
Operating lease liability - non-current	233,000	316,000
Warrant liabilities	491,000	338,000						0
Total liabilities	13,908,000	13,285,000						2,584,000
Commitments and Contingencies
Stockholders' Equity (Deficit)
Common stock par value $0.0001 per share, 300,000,000 authorized at December 31, 2022; 26,659,711 issued and outstanding as of December 31, 2022; (par value $0.0001 per share, 22,764,527 authorized at December 31, 2021; 17,862,108 issued and outstanding as of December 31, 2021)	3,000	3,000						2,000
Additional paid-in-capital	22,976,000	22,701,000	$ 22,547,000	$ 22,517,000				17,682,000
Accumulated deficit	(28,594,000)	(26,332,000)						(13,225,000)
Total stockholders' equity (deficit)	(5,615,000)	(3,628,000)					$ 1,780,000	4,459,000	$ 9,526,000
Total liabilities and stockholders' equity (deficit)	$ 8,293,000	$ 9,657,000						$ 7,043,000